Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document and Entity Information:
Entity Registrant Name	DRAGON JADE INTERNATIONAL LTD
Entity Central Index Key	0001456787
Document Type	20-F
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Entity File Number	000-53593
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	57,023,319
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY